Convertible Loans (Details)			12 Months Ended
	Apr. 23, 2026 USD ($) $ / shares shares	Dec. 23, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares	Jun. 17, 2025 $ / shares shares	Jun. 16, 2025 USD ($)	Aug. 30, 2024 $ / shares
Convertible Loans [Line Items]
Share price (in Dollars per share) | $ / shares						$ 69
Number of trading days			10
Floor price for initial pre-paid purchase (in Dollars per share) | $ / shares			$ 1
Pre-paid purchase price (in Dollars per share) | $ / shares			$ 1
Nominal fee received			$ 63.5
Per share or per unit amount of trading (in Dollars per share) | $ / shares			$ (16.75)
Conversion value			$ 50,000
Securities Purchase Agreement [Member]
Convertible Loans [Line Items]
Before deducting an original issue discount			150,000
Transaction expense			$ 15,000
Percentage of initial pre-paid purchase			5.00%
Percentage of accrue interest rate			7.00%
Issuance of no less than additional pre-paid purchases to investor			$ 250,000
Total outstanding balance of pre-paid purchases does not exceed			$ 2,000,000
Maximum floor price for subsequent pre-paid purchase percentage			20.00%
Securities Purchase Agreement [Member] | Convertible Note [Member]
Convertible Loans [Line Items]
Principal amount			$ 3,165,000
Minimum [Member] | Subsequent Event [Member] | Convertible Debt [Member] | Convertible Note [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share) | $ / shares	$ 0.54
Maximum [Member] | Subsequent Event [Member] | Convertible Debt [Member] | Convertible Note [Member]
Convertible Loans [Line Items]
Conversion price (in Dollars per share) | $ / shares	$ 1.01
Class A Ordinary Shares [Member]
Convertible Loans [Line Items]
Aggregate purchase price					$ 10,000,000
Number of shares consideration (in Shares) | shares				5,722
Number of shares to investor (in Shares) | shares				127,000
Share price (in Dollars per share) | $ / shares				$ 63.5
Share issued (in Shares) | shares		29,147
Conversion value		$ 50,000
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Convertible Loans [Line Items]
Beneficial ownership percentage			9.99%
Volume-weighted average price percentage			85.00%
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Convertible Loans [Line Items]
Share issued (in Shares) | shares	1,199,813
Conversion value	$ 765,000